Schedule of Investments (unaudited)
December 31, 2024
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Boeing Co. (The)(a)	61,758	$ 10,931,166
General Electric Co.	123,189	20,546,693
Lockheed Martin Corp.	36,174	17,578,394
TransDigm Group, Inc.	5,835	7,394,579
		56,450,832
Automobiles — 4.2%
Tesla, Inc.(a)	1,479,567	597,508,337
Beverages — 1.3%
Coca-Cola Co. (The)	1,184,160	73,725,801
Monster Beverage Corp.(a)	304,480	16,003,469
PepsiCo, Inc.	578,183	87,918,507
		177,647,777
Biotechnology — 1.1%
AbbVie, Inc.	407,445	72,402,977
Amgen, Inc.	222,389	57,963,469
Regeneron Pharmaceuticals, Inc.(a)	4,659	3,318,745
Vertex Pharmaceuticals, Inc.(a)	68,715	27,671,531
		161,356,722
Broadline Retail — 7.8%
Amazon.com, Inc.(a)	4,996,747	1,096,236,324
Building Products — 0.1%
Trane Technologies PLC	41,255	15,237,534
Capital Markets — 1.1%
Blackstone, Inc., Class A, NVS	384,065	66,220,487
Charles Schwab Corp. (The)	78,998	5,846,642
Goldman Sachs Group, Inc. (The)	43,946	25,164,359
KKR & Co., Inc., Class A	103,744	15,344,775
Moody’s Corp.	84,043	39,783,435
Morgan Stanley	36,261	4,558,733
		156,918,431
Chemicals — 0.5%
Ecolab, Inc.	115,254	27,006,318
Sherwin-Williams Co. (The)	113,697	38,649,021
		65,655,339
Commercial Services & Supplies — 0.7%
Cintas Corp.	174,544	31,889,189
Copart, Inc.(a)(b)	432,942	24,846,541
Waste Management, Inc.	213,310	43,043,825
		99,779,555
Communications Equipment — 0.6%
Arista Networks, Inc.(a)	549,328	60,717,224
Motorola Solutions, Inc.	41,876	19,356,343
		80,073,567
Consumer Finance — 0.2%
American Express Co.	111,998	33,239,887
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	236,009	216,247,967
Electric Utilities — 0.0%
Constellation Energy Corp.	26,509	5,930,328
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	366,733	25,469,607
Security	Shares	Value
Entertainment — 1.7%
Netflix, Inc.(a)	227,778	$ 203,023,087
Spotify Technology SA(a)	78,124	34,951,115
		237,974,202
Financial Services — 3.9%
Apollo Global Management, Inc.	207,531	34,275,820
Fiserv, Inc.(a)	95,862	19,691,972
Mastercard, Inc., Class A	434,117	228,592,989
Visa, Inc., Class A	838,751	265,078,866
		547,639,647
Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	1,081,963	65,264,008
Union Pacific Corp.	155,467	35,452,695
		100,716,703
Health Care Equipment & Supplies — 0.9%
Edwards Lifesciences Corp.(a)	60,373	4,469,413
Intuitive Surgical, Inc.(a)	188,063	98,161,363
Stryker Corp.	57,313	20,635,546
		123,266,322
Health Care Providers & Services — 0.4%
Cigna Group (The)	13,419	3,705,523
Elevance Health, Inc.	19,672	7,257,001
HCA Healthcare, Inc.	24,141	7,245,921
McKesson Corp.	29,758	16,959,382
UnitedHealth Group, Inc.	33,432	16,911,911
		52,079,738
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	232,552	30,559,658
Booking Holdings, Inc.	16,549	82,222,383
Chipotle Mexican Grill, Inc.(a)	726,516	43,808,915
DoorDash, Inc., Class A(a)	164,216	27,547,234
McDonald’s Corp.	24,399	7,073,026
Starbucks Corp.	467,878	42,693,867
		233,905,083
Household Products — 0.6%
Colgate-Palmolive Co.	238,022	21,638,580
Kimberly-Clark Corp.	73,194	9,591,342
Procter & Gamble Co. (The)	280,007	46,943,173
		78,173,095
Industrial Conglomerates — 0.1%
3M Co.	54,548	7,041,601
Honeywell International, Inc.	53,536	12,093,247
		19,134,848
Insurance — 0.5%
Marsh & McLennan Cos., Inc.	35,793	7,602,791
Progressive Corp. (The)	262,219	62,830,295
		70,433,086
Interactive Media & Services — 9.5%
Alphabet, Inc., Class A	3,129,162	592,350,367
Alphabet, Inc., Class C, NVS	368,403	70,158,667
Meta Platforms, Inc., Class A	1,142,054	668,684,038
		1,331,193,072
IT Services — 0.2%
Snowflake, Inc., Class A(a)	168,310	25,988,747
Machinery — 0.2%
Caterpillar, Inc.	36,807	13,352,107
Illinois Tool Works, Inc.	58,809	14,911,610
		28,263,717

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.0%
Southern Copper Corp.	46,211	$ 4,211,208
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	44,089	3,305,793
Pharmaceuticals — 3.5%
Eli Lilly & Co.	426,188	329,017,136
Merck & Co., Inc.	1,349,878	134,285,863
Zoetis, Inc., Class A	200,747	32,707,709
		496,010,708
Professional Services — 0.4%
Automatic Data Processing, Inc.	202,977	59,417,457
Semiconductors & Semiconductor Equipment — 18.2%
Advanced Micro Devices, Inc.(a)	565,591	68,317,737
Applied Materials, Inc.	406,911	66,175,936
Broadcom, Inc.	2,420,691	561,213,001
KLA Corp.	71,737	45,202,918
Lam Research Corp.	684,276	49,425,256
Marvell Technology, Inc.	36,284	4,007,568
NVIDIA Corp.	12,458,232	1,673,015,975
QUALCOMM, Inc.	557,617	85,661,124
Texas Instruments, Inc.	59,130	11,087,466
		2,564,106,981
Software — 18.2%
Adobe, Inc.(a)	236,024	104,955,152
Atlassian Corp., Class A(a)	84,707	20,615,990
Autodesk, Inc.(a)	114,642	33,884,736
Cadence Design Systems, Inc.(a)	144,954	43,552,879
Crowdstrike Holdings, Inc., Class A(a)	122,478	41,907,072
Fortinet, Inc.(a)	274,240	25,910,195
Intuit, Inc.	145,356	91,356,246
Microsoft Corp.	3,959,143	1,668,778,775
Oracle Corp.	836,160	139,337,702
Palo Alto Networks, Inc.(a)	344,365	62,660,655
Salesforce, Inc.	417,185	139,477,461
ServiceNow, Inc.(a)	109,301	115,872,176
Synopsys, Inc.(a)	80,988	39,308,336
Workday, Inc., Class A(a)	112,586	29,050,566
		2,556,667,941
Specialized REITs — 0.4%
American Tower Corp.	247,780	45,445,330
Security	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	2,843	$ 2,680,636
Public Storage	12,760	3,820,855
		51,946,821
Specialty Retail — 1.9%
AutoZone, Inc.(a)	8,200	26,256,400
Home Depot, Inc. (The)	421,375	163,910,661
O’Reilly Automotive, Inc.(a)	28,397	33,673,163
TJX Cos., Inc. (The)	356,305	43,045,207
		266,885,431
Technology Hardware, Storage & Peripherals — 13.6%
Apple Inc.	7,619,960	1,908,190,383
Dell Technologies, Inc., Class C	22,827	2,630,584
		1,910,820,967
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(a)	62,559	23,923,187
NIKE, Inc., Class B	388,896	29,427,761
		53,350,948
Total Long-Term Investments — 96.7% (Cost: $10,139,561,826)		13,603,244,722
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	22,830,945	22,842,360
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	16,847,906	16,847,906
Total Short-Term Securities — 0.3% (Cost: $39,690,266)		39,690,266
Total Investments — 97.0% (Cost: $10,179,252,092)		13,642,934,988
Other Assets Less Liabilities — 3.0%		415,420,826
Net Assets — 100.0%		$ 14,058,355,814
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 25,082,556	$ —	$ (2,234,412)(a)	$ (3,199)	$ (2,585)	$ 22,842,360	22,830,945	$ 40,438(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,458,189	5,389,717(a)	—	—	—	16,847,906	16,847,906	615,445	—
				$ (3,199)	$ (2,585)	$ 39,690,266		$ 655,883	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	1,024	03/21/25	$ 434,719	$ (534,775)
Russell 1000 Growth E-Mini Index	76	03/21/25	15,514	(369,952)
				$ (904,727)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 13,603,244,722	$ —	$ —	$ 13,603,244,722
Short-Term Securities
Money Market Funds	39,690,266	—	—	39,690,266
	$ 13,642,934,988	$ —	$ —	$ 13,642,934,988
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (904,727)	$ —	$ —	$ (904,727)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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